Inventories	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Inventories
7.	INVENTORIES
The Company’s inventories were as follows, as at:

	January 31, 2025	January 31, 2024
Materials and work in progress	$702.2	$834.9
Finished products	693.4	929.7
Parts, accessories and apparel	334.6	391.0
Total inventories	$1,730.2	$2,155.6
During the year ended January 31, 2025, the Company recorded $5,321.9 million of inventories in cost of sales ($6,504.1 million for the year ended January 31, 2024). This amount includes a write-down on inventories of $52.7 million ($30.2 million for the year ended January 31, 2024) and a reversal of previously recorded write-downs of $11.2 million ($6.7 million for the year ended January 31, 2024).